FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 11,913	£ 7,474	£ 5,950
Loans and advances to customers	435,627	430,829
Repurchase agreements at amortised cost	48,590	30,106
Debt securities	7,331	4,562
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets at amortised cost	491,396	490,316
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Repurchase agreements at amortised cost	0	0
Debt securities	167	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	0	0
Total financial assets at amortised cost	167	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Repurchase agreements at amortised cost	39,259	49,708
Debt securities	7,167	4,615
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	0	0
Total financial assets at amortised cost	46,426	54,323
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	8,363	4,478
Loans and advances to customers	430,980	434,280
Repurchase agreements at amortised cost	0	0
Debt securities	0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets at amortised cost	440,159	439,497
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Repurchase agreements at amortised cost	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets at amortised cost	491,396	490,316
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	8,363	4,478
Loans and advances to customers	430,980	434,280
Repurchase agreements at amortised cost	39,259	49,708
Debt securities	7,334	4,615
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets at amortised cost	£ 486,752	£ 493,820